Consolidated Statements of Financial Position - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Current assets
Cash and cash equivalents	$ 11,889,416	$ 11,985,766
Guaranteed investment certificates	0	28,636,414
Short-term investment	4,451,480	0
Amounts receivable	616,042	400,804
Prepaid expenses and deposits	2,482,159	2,109,932
Total current assets	19,439,097	43,132,916
Non-current assets [Abstract]
Deposits	0	34,023
Investment in Surge Battery Metals Inc.	1,828,201	0
Reclamation deposits	593,009	594,713
Property and equipment	1,174,268	51,885
Right-of-use assets	100,835	208,828
Exploration and evaluation assets	150,459,421	150,257,776
Total non-current assets	154,155,734	151,147,225
Total assets	173,594,831	194,280,141
Current liabilities
Accounts payable and accrued liabilities	2,174,324	1,663,785
Deferred revenue	60,000	0
Current portion of deferred gain on short-term investment	842,286	0
Current portion of lease liabilities	39,013	74,981
Total current liabilities	3,115,623	1,738,766
Non-current liabilities
Deferred gain on short-term investment	1,052,857	0
Lease liabilities	77,906	151,308
Total Non-current liabilities	1,130,763	151,308
Total liabilities	4,246,386	1,890,074
EQUITY
Share capital	273,823,462	261,911,478
Equity reserves	54,145,037	49,215,413
Deficit	(159,171,337)	(119,267,247)
Accumulated other comprehensive income	551,283	530,423
Total Stockholders' Equity	169,348,445	192,390,067
Total liabilities and equity	$ 173,594,831	$ 194,280,141